Condensed Consolidated Statements of Stockholders Equity - USD ($)	Total	Series A Convertible Preferred	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Common Stock Payable
Balance, shares at Dec. 31, 2017		1,000	46,136,326
Balance, amount at Dec. 31, 2017	$ 500,362	$ 1	$ 46,136	$ 1,631,976	$ (1,177,751)
Common stock issued for prepaid consulting, shares			2,200,000
Common stock issued for prepaid consulting, amount	83,750		$ 2,200
Net Income (Loss)	328,993				328,993
Stock based compensation	7,879
Balance, shares at Dec. 31, 2018		1,000	48,336,326
Balance, amount at Dec. 31, 2018	915,305	$ 1	$ 48,336	1,715,726	(848,758)
Stock based compensation	119,148
Balance, shares at Jun. 30, 2019		1,000	48,336,326
Balance, amount at Jun. 30, 2019	1,092,294	$ 1	$ 48,336	1,765,496	(721,539)	$ 0
Balance, shares at Dec. 31, 2018		1,000	48,336,326
Balance, amount at Dec. 31, 2018	915,305	$ 1	$ 48,336	1,715,726	(848,758)
Net Income (Loss)	(11,165)		0	0	(11,165)	0
Stock based compensation	119,148	$ 0	$ 0	119,148	0	0
Balance, shares at Sep. 30, 2019		1,000	48,336,326
Balance, amount at Sep. 30, 2019	1,023,288	$ 1	$ 48,336	1,834,874	(859,923)	0
Balance, shares at Dec. 31, 2018		1,000	48,336,326
Balance, amount at Dec. 31, 2018	915,305	$ 1	$ 48,336	1,715,726	(848,758)
Net Income (Loss)	5,945	$ 0			5,945
Stock based compensation, shares			750,000
Stock based compensation, amount	147,943		$ 750	147,193
Common stock payable	24,480					24,480
Stock based compensation	118,023
Balance, shares at Dec. 31, 2019		1,000	49,086,326
Balance, amount at Dec. 31, 2019	1,093,673	$ 1	$ 49,086	1,862,919	(842,813)	24,480
Balance, shares at Jun. 30, 2019		1,000	48,336,326
Balance, amount at Jun. 30, 2019	1,092,294	$ 1	$ 48,336	1,765,496	(721,539)	0
Net Income (Loss)	(138,384)	0	0	0	(138,384)	0
Stock based compensation	69,378	$ 0	$ 0	69,378	0	0
Balance, shares at Sep. 30, 2019		1,000	48,336,326
Balance, amount at Sep. 30, 2019	1,023,288	$ 1	$ 48,336	1,834,874	(859,923)	0
Balance, shares at Dec. 31, 2019		1,000	49,086,326
Balance, amount at Dec. 31, 2019	1,093,673	$ 1	$ 49,086	1,862,919	(842,813)	24,480
Net Income (Loss)	(549,219)	0	0	(549,219)	0	0
Stock based compensation	38,928	0	$ 0	38,928	0	0
Common stock issued for common stock payable, shares			450,000
Common stock issued for common stock payable, amount	0	0	$ 450	24,030	0	(24,480)
Common stock issued upon exercise of warrants, shares			2,052,632
Common stock issued upon exercise of warrants, amount	0	$ 0	$ 2,053	(2,053)	0	0
Balance, shares at Sep. 30, 2020		1,000	51,588,958
Balance, amount at Sep. 30, 2020	583,382	$ 1	$ 51,589	1,923,824	(1,392,032)	0
Balance, shares at Jun. 30, 2020		1,000	49,086,326
Balance, amount at Jun. 30, 2020	551,139	$ 1	$ 49,086	1,886,614	(1,409,042)	24,480
Net Income (Loss)	17,010	0	0	0	17,010	0
Stock based compensation	15,233	0	$ 0	15,233	0	0
Common stock issued for common stock payable, shares			450,000
Common stock issued for common stock payable, amount	0	0	$ 450	24,030	0	(24,480)
Common stock issued upon exercise of warrants, shares			2,052,632
Common stock issued upon exercise of warrants, amount	0	$ 0	$ 2,053	(2,053)	0	0
Balance, shares at Sep. 30, 2020		1,000	51,588,958
Balance, amount at Sep. 30, 2020	$ 583,382	$ 1	$ 51,589	$ 1,923,824	$ (1,392,032)	$ 0